Revenue from Contract with Customers - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue		$ 10,074	$ 6,012	$ 4,247
Noncancelable agreement, term	5 years
Noncancelable agreement, amount	$ 4,000
Revenue from noncash agreement		2,800	3,400
Contract with customer, liability, revenue recognized		1,800	900	500
Unused credits amounts		$ 2,700	1,600
Expiration period for unused credits		1 year
Transferred over Time
Disaggregation of Revenue [Line Items]
Total revenue		$ 3,000	1,600	3,800
Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Total revenue		$ 7,100	$ 4,400	$ 400